Share Based Compensation - Schedule of Unvested Restricted Share Units (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Unvested Restricted Share Units [Abstract]
Number of shares, Beginning balance, Unvested	2,153	3,840
Weighted- Average Grant-Date Fair Value, Beginning balance, Unvested	$ 201.6	$ 201.6
Number of shares, Ending balance, Unvested	625,375	2,153
Weighted- Average Grant-Date Fair Value, Ending balance, Unvested	$ 8.31	$ 201.6
Number of shares, Granted	687,500	4,875
Weighted- Average Grant-Date Fair Value, Granted	$ 8.19	$ 13.2
Number of shares, Vested	(62,500)	(6,562)
Weighted- Average Grant-Date Fair Value, Vested	$ 8.19	$ 13.2
Number of shares, Forfeited	(1,778)
Weighted- Average Grant-Date Fair Value, Forfeited	$ 201.6